Sales And Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of detailed information about sales and marketing expenses

	2021	2020	2019
Online marketing	9,578	5,447	4,553
Media and PR	6,386	1,502	1,146
Employee-related cost	5,210	2,265	1,178
Share-based compensation expense	1,013	81	14
Outsourcing services	801	115	—
Cost of arranging flexible payment options for customers	753	45	—
Other sales and marketing expenses	954	560	262

	24,695	10,015	7,153